PARENT ONLY FINANCIAL INFORMATION (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current assets
Cash	$ 98,434	¥ 685,277	¥ 1,087,258
Restricted cash	203,575	1,417,245	1,362,266
Prepayments and Other Current Assets	91,444	636,618	265,794
Total current assets	425,914	2,965,123	3,155,228
Non-current assets:
Restricted cash-non current	194,400	1,353,376	16,010
Other non-current assets	58,994	410,703	251,936
Total non-current assets	867,648	6,040,392	2,674,383
Total assets	1,293,562	9,005,515	5,829,611
Current liability
Amount due to a related party	1,629	11,343	10,343
Accrued expenses and other current liabilities	71,172	495,484	214,170
Total current liabilities	1,138,033	7,922,758	4,582,077
Mezzanine equity
Total mezzanine equity	877,101	6,106,203	2,859,632	¥ 140,661	¥ 28,540
Shareholders' deficit
Ordinary Shares	5	35	35
Accumulated other comprehensive income (loss)	(8,310)	(57,852)	(3,061)
Accumulated deficit	(813,535)	(5,663,670)	(1,839,123)
Total shareholders' deficit attributable to ordinary shareholders	(821,840)	(5,721,487)	(1,842,149)
Total liabilities, mezzanine equity and shareholders' deficit	1,293,562	9,005,515	5,829,611
Series A1 Convertible Preferred Shares
Mezzanine equity
Total mezzanine equity	204	1,425	1,402	1,335	1,417
Series A2 Redeemable Convertible Preferred Shares
Mezzanine equity
Total mezzanine equity	5,000	34,806	32,156	28,615	¥ 27,123
Series A2I Redeemable Convertible Preferred Shares
Mezzanine equity
Total mezzanine equity	1,035	7,208	6,826	6,256
Series A3 Redeemable Convertible Preferred Shares
Mezzanine equity
Total mezzanine equity	17,176	119,576	118,316	¥ 104,455
Series B1 Redeemable Convertible Preferred Shares
Mezzanine equity
Total mezzanine equity	68,554	477,259	440,721
Series B2 Redeemable Convertible Preferred Shares
Mezzanine equity
Total mezzanine equity	80,153	558,008	510,802
Series C Redeemable Convertible Preferred Shares
Mezzanine equity
Total mezzanine equity			1,749,409
Series C-1 Redeemable Convertible Preferred Shares
Mezzanine equity
Total mezzanine equity	1,821	12,679
Series C-2 Redeemable Convertible Preferred Shares
Mezzanine equity
Total mezzanine equity	510,939	3,557,053
Series D Redeemable Convertible Preferred Shares
Mezzanine equity
Total mezzanine equity	$ 192,219	1,338,189
Parent Company
Current assets
Cash		275,702	962,692
Restricted cash		345,322	535,330
Prepayments and Other Current Assets		24,010	4,261
Total current assets		645,034	1,502,283
Non-current assets:
Restricted cash-non current		195,334
Other non-current assets		12,374
Total non-current assets		207,708
Total assets		852,742	1,502,283
Current liability
Amount due to a related party		8,129	6,587
Accrued expenses and other current liabilities		30,998
Total current liabilities		39,127	6,587
Mezzanine equity
Total mezzanine equity		6,106,203	2,859,632
Shareholders' deficit
Ordinary Shares		35	35
Accumulated other comprehensive income (loss)		(12,122)	(4,291)
Accumulated deficit		(5,280,501)	(1,359,680)
Total shareholders' deficit attributable to ordinary shareholders		(5,292,588)	(1,363,936)
Total liabilities, mezzanine equity and shareholders' deficit		852,742	1,502,283
Parent Company | Series A1 Convertible Preferred Shares
Mezzanine equity
Total mezzanine equity		1,425	1,402
Parent Company | Series A2 Redeemable Convertible Preferred Shares
Mezzanine equity
Total mezzanine equity		34,806	32,156
Parent Company | Series A2I Redeemable Convertible Preferred Shares
Mezzanine equity
Total mezzanine equity		7,208	6,826
Parent Company | Series A3 Redeemable Convertible Preferred Shares
Mezzanine equity
Total mezzanine equity		119,576	118,316
Parent Company | Series B1 Redeemable Convertible Preferred Shares
Mezzanine equity
Total mezzanine equity		477,259	440,721
Parent Company | Series B2 Redeemable Convertible Preferred Shares
Mezzanine equity
Total mezzanine equity		558,008	510,802
Parent Company | Series C Redeemable Convertible Preferred Shares
Mezzanine equity
Total mezzanine equity			¥ 1,749,409
Parent Company | Series C-1 Redeemable Convertible Preferred Shares
Mezzanine equity
Total mezzanine equity		12,679
Parent Company | Series C-2 Redeemable Convertible Preferred Shares
Mezzanine equity
Total mezzanine equity		3,557,053
Parent Company | Series D Redeemable Convertible Preferred Shares
Mezzanine equity
Total mezzanine equity		¥ 1,338,189